OPERATIONS	12 Months Ended
Dec. 31, 2020
OPERATIONS
OPERATIONS

1            OPERATIONS

Credicorp Ltd. (hereinafter “Credicorp”) is a limited liability company incorporated in Bermuda in 1995 to act as a holding company and according to Bermuda’s economic substance regulation, Credicorp Ltd. as an independent legal entity, is considered a “Pure Equity Holding Entity” (PEHE). Credicorp’s activity is to maintain equity interests and receive passive income such as dividends, capital gains and other income from investments in securities.

In order to keep Credicorp’s structure and organization fully aligned with the new legislation on economic substance approved by the Government of Bermuda on January 11, 2019, as of October 29, 2020, the decisions of the Credicorp Board of Directors will be limited to issues related to Credicorp’s strategy, objectives and goals, main action plans and policies, risk control and management, annual budgets, business plans and control of their implementation, supervision of the main expenses, investments, acquisitions and disposals, among other “passive” decisions related to Credicorp. The authority to make decisions applicable to Credicorp’s subsidiaries, such as the adoption of relevant strategic or management decisions, the assumption of expenses for the benefit of its affiliates, the coordination of group activities, and the granting of credit facilities in favor of its affiliates, it has been transferred to Grupo Crédito SA, a subsidiary of Credicorp.

Credicorp, through its banking and non-banking subsidiaries and its associate Entidad Prestadora de Salud, offers a wide range of financial, insurance and health services and products, mainly throughout Peru and in other countries (see Note 3(b)). Its main subsidiary is Banco de Credito del Perú (hereinafter “BCP” or the “Bank”), a multiple bank incorporated in Peru.

Credicorp’s legal address is Clarendon House 2 Church Street Hamilton, Bermuda; likewise, the main offices from where Credicorp’s businesses are managed are located at Calle Centenario N º 156, La Molina, Lima, Peru.

At a Credicorp Board of Directors meeting, held on December 19, 2019, the Corporate Policy for the Prevention of Corruption and Bribery was approved. This document specifies that neither Credicorp nor any of its subsidiaries can make contributions or deliver any benefit to political organizations or their members, under any modality, directly or indirectly. Management confirms that during 2020, none of these contributions have been made.

The consolidated financial statements presented correspond to the financial statement of Credicorp and subsidiaries (hereinafter “the Group”). The consolidated financial statements as of December 31, 2019 and for the year then ended were approved by the Board of Directors on February 27, 2020 and presented to the General Shareholders’ Meeting on June 5, 2020. The consolidated financial statements as of December 31, 2020 and for the year ended on that date were approved and authorized for the issuance by the Board of Directors and Management on February 25, 2021 and presented to the General Shareholder's Meeting on March 31, 2021. The Company evaluated events or transactions that may have occurred between February 25, 2021 and April 23, 2021 for potential recognition or disclosures. No significant events or transactions were identified and were approved by Management and in the Audit Committee held on April 23, 2021.

Further, there are not significant events or transactions between April 23, 2021 and April 28, 2021 that were identified.

Credicorp is listed on the Lima and New York Stock Exchanges.